[LOGO OMITTED] January 29, 2010 Via EDGAR
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
414.297.4900  FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
063723-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	OCM Mutual Fund
File Nos. 002-90810 and 811-04010

Ladies and Gentlemen:

On behalf of OCM Mutual Fund, a Massachusetts business trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 44 to the Trust’s Form N-1A Registration Statement (the “Amended Registration Statement”), including exhibits.  The Amended Registration Statement has been marked to show the changes in the Registration Statement effected by the Amended Registration Statement.

The Trust has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective sixty days after filing, pursuant to Rule 485(a).  The Trust is filing the Amended Registration Statement pursuant to Rule 485(a) because the Amended Registration Statement is the Trust’s first Post-Effective amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

Please note that the Trust will file a post-effective amendment pursuant to Rule 485(b), which filing will incorporate any comments made by the Staff on the Amended Registration Statement and update any missing information and/or file updated exhibits to the Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

PDF/dms
Attachments

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.